Cash Flow Reconciliations - Reconciliation of borrowings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Opening balance
Borrowings outstanding at the beginning of period			$ 1,300,565
Borrowings outstanding at the end of of period	$ 1,300,565		1,300,565
Cash flows
Borrowings repayments			(119,757)	$ (120,129)	[1]
Additions in deferred loan fees			(68)
Borrowings outstanding at the end of period	(119,825)		(119,825)
Non-cash items
Amortization and write-off of deferred loan issuance costs (Note 11)			3,703
Borrowings outstanding at the end of period	3,703		3,703
Total
Borrowings outstanding at the beginning of period			1,300,565
Borrowings repayments			(119,757)
Additions in deferred loan fees			(68)
Amortization and write-off of deferred loan issuance costs (Note 11)	1,338	$ 1,698	3,703	$ 3,321
Borrowings outstanding at the end of period	$ 1,184,443		$ 1,184,443

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).